Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document Information [Line Items]
Entity Registrant Name	DPL INC
Entity Central Index Key	0000787250
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amended
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Small Business	false
Entity Emerging Growth Company	false